3. Investment Securities Available-For-Sale (Details Narrative)	Dec. 31, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default rate for 2014 (in hundredths)	1.00%
Annual prepayment (in hundredths)	1.00%
Prepayment at maturity (in hundredths)	100.00%
Discount Rate	forward 3-month LIBOR rate
Recovery rate (in hundredths)	15.00%
Years in lag	2 years
Years in deferral	2 years
Recovery on existing defaults (in hundredths)	0.00%
Trust preferred securities prepayment by underlying bank	quarterly call date after a five year period from the original date of issue